Interest in Master Trust - Schedule of Changes in Net Assets for the Master Trust (Details) - EBP 008 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net (depreciation) appreciation in fair value of investments	$ 96,350,980	$ 82,438,594
Interest and dividends	27,316,585	15,485,786
Net transfers	617,177	1,269,977
(Decrease) Increase in net assets	90,052,417	114,833,402
Beginning of year	975,787,620	859,684,241
End of year	1,066,457,214	975,787,620
Master Trust [Member]
EBP, Master Trust [Line Items]
Net (depreciation) appreciation in fair value of investments	(47,730,527)	25,640,693
Interest and dividends	2,681,008	2,778,547
Net investment (loss) income	(45,049,519)	28,419,240
Net transfers	(14,952,151)	(26,698,791)
(Decrease) Increase in net assets	(60,001,670)	1,720,449
Beginning of year	242,137,926	240,417,477
End of year	$ 182,136,256	$ 242,137,926